FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 11. - FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of cash, advances from shareholders and related party, demand bank loans and notes payable approximate the carrying value due to their short-term nature. In applying the accounting standards for fair value determination, the Company has taken into account what the Company would have to pay someone to take over its debt obligations. Considerable judgment is required in developing estimates of fair value. Therefore, the estimates presented herein are not necessarily indicative of the amounts that the Company would realize in a current market exchange.

The estimated fair value of long-term debt is summarized as follows:

June 30, 2011		December 31, 2010
Carrying	Estimated	Carrying	Estimated
Amount	Fair Value	Amount	Fair Value

$750,223	$730,000	$65,557	$63,000

Differences between the fair value and carrying amount of long-term debt are primarily due to instruments that provide fixed interest or contain fixed interest rate elements. Inherently, such instruments are subject to fluctuations in fair value due to subsequent movements in interest rates that are available to the Company.

NOTE 10. - FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of cash, advances from members and related party, demand bank loans and notes payable approximate the carrying value due to their short-term nature. In applying the accounting standards for fair value determination, the Company has taken into account what the Company would have to pay someone to take over its debt obligations. Considerable judgment is required in developing estimates of fair value. Therefore, the estimates presented herein are not necessarily indicative of the amounts that the Company would realize in a current market exchange.

The estimated fair value of long-term debt is summarized as follows:

2010		2009
Carrying	Estimated	Carrying	Estimated
Amount	Fair Value	Amount	Fair Value

$65,557	$63,000	$141,551	$92,000

Differences between fair value and carrying amount of long-term debt are primarily due to instruments that provide fixed interest or contain fixed interest rate elements. Inherently, such instruments are subject to fluctuations in fair value due to subsequent movements in interest rates that are available to the Company.